Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($) percent	Dec. 31, 2024 USD ($) percent	Dec. 31, 2023 ARS ($)
Disclosure of debt securities at fair value through profit or loss [line items]
Nominal amount of hedging instrument | percent	4,555,434	4,555,434
Hedging instrument base amount		$ 2,000
Swap contract [member] | Aeropuertos Argentina [Member]
Disclosure of debt securities at fair value through profit or loss [line items]
Average price of hedging instrument	4	4
Argentine government Treasury bills in pesos adjusted by CER – Maturity: 05-19-2023 (X19Y3) for a face value of 1,145,882,575 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	$ 1,145,882,575
Argentine government discount bonds in dual currency – Maturity: 07-21-2023 (TDL23) for a face value of 344,498,105 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	344,498,105
Argentine government discount Treasury bills in pesos – Maturity: 05-31-2023 (S31Y3) for a face value of 295,000,000 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	295,000,000
Argentine government discount Treasury bills in pesos – Maturity: 04-28-2023 (S28A3) for a face value of 210,000,000 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	210,000,000
Argentine government discount Treasury bills in pesos – Maturity: 03-31-2023 (S31M3) for a face value of 200,000,000 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	200,000,000
Argentine government Treasury bills in pesos adjusted by CER – Maturity: 06-16-2023 (X16J3) for a face value of 159,305,395 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	159,305,395
Argentine government discount bonds in dual currency – Maturity: 09-29-2023 (TDS23) for a face value of 120,244,752 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	120,244,752
Argentine government Treasury bonds tied to the US dollar - Maturity: 07-31-2023 (T2V3) for a face value of 3,000,000 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	3,000,000
As of December 31, 2023, their notional value amounted to 723,905,521 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount			$ 2,435,250,848
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025 (T2X5) for a face value of 2,000,000,000. | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	$ 2,000,000,000
Government securities [member] | Level 1 [member] | US Treasury bills - Maturity: 03-20-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-20-2025
Government securities [member] | Level 1 [member] | US Treasury bills - Maturity: 02-04-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-04-2025
Government securities [member] | Level 1 [member] | US Treasury bills - Maturity: 06-27-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-27-2024
Government securities [member] | Level 1 [member] | Argentine government discount bonds in dual currency - Maturity: 08-30-2024 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-30-2025
Government securities [member] | Level 1 [member] | Argentine government Treasury bonds in pesos adjustable by CER 4.25% - Maturity: 02-14-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Nominal amount of hedging instrument | percent	4.25	4.25
Government securities [member] | Level 1 [member] | Argentine government Treasury bonds in pesos adjustable by CER 4.25% - Maturity: 02-14-2025 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-14-2025
Government securities [member] | Level 1 [member] | Argentine Republic Dollar Bonds Step Up Maturity 07092035 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-09-2035
Government securities [member] | Level 1 [member] | Argentine Government Treasury Bonds At A Discount In Pesos Adjustable By CER Maturity 12152027 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	12-15-2027
Government securities [member] | Level 1 [member] | Argentine Government Treasury Bonds At A Discount In Pesos Adjustable By CER Maturity12152026 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	12-15-2026
Government securities [member] | Level 1 [member] | Argentine Government Treasury Bills Capitalizable In Pesos Maturity08152025 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	08-15-2025
Government securities [member] | Level 1 [member] | Argentine Government Treasury Bills Capitalizable In Pesos Maturity 03312025 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-31-2025
Government securities [member] | Level 1 [member] | Argentine Republic Dollar Bonds Step Up Maturity07092041 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-09-2041
Government securities [member] | Level 1 [member] | Argentine Government Treasury Bonds Capitalizable In Pesos Maturity02132026 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-13-2026
Government securities [member] | Level 1 [member] | US Treasury bills - Maturity: 10-31-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	10-31-2024
Government securities [member] | Level 2 [member] | Treasury Bills Of The Province Of Neuqun S01 C01 Maturity04192026 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-19-2026
Private securities [member] | Level 1 [member] | Corporate bonds Genneia SA C031 - Maturity: 09-02-2027 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	09-02-2027
Private securities [member] | Level 1 [member] | Corporate bonds Coemision Gemsa and CTR C021 - Maturity: 04-17-2025 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-17-2025
Private securities [member] | Level 1 [member] | Corporate Bonds Telecom Argentina SA C005 Maturity 08062025 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	08-06-2025
Private securities [member] | Level 1 [member] | Corporate Bonds YPF SA C043 Maturity 03082027 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-08-2027
Private securities [member] | Level 1 [member] | Corporate bonds Pan American Energy LLC C033 - Maturity: 07-04-2027 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-04-2027
Private securities [member] | Level 1 [member] | Corporate Bonds Telecom Argentina SA C10 Maturity 06102025 [Member] | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-10-2025
Private securities [member] | Level 1 [member] | Corporate bonds John Deere Credit Cía. Financiera SA C013 Maturity: 01-04-2026 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	01-04-2026
Private securities [member] | Level 2 [member] | Corporate bonds YPF SA C025 - Maturity: 02-13-2026 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-13-2026
Private securities [member] | Level 2 [member] | Corporate bonds Pampa Energía SA CL. I - Maturity: 01-24-2027 | Swap contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	01-24-2027